CONSOLIDATED BALANCE SHEETS - USD ($) $ in Thousands	Mar. 04, 2017	Feb. 27, 2016
Current assets:
Cash and cash equivalents	$ 245,410	$ 124,471
Accounts receivable, net	1,771,126	1,601,008
Inventories, net	1,789,541	1,734,937
Prepaid expenses and other current assets	211,541	128,144
Current assets held for sale	1,047,670	962,167
Total current assets	5,065,288	4,550,727
Property, plant and equipment, net	1,526,462	1,579,564
Goodwill	1,682,847	1,680,843
Other intangibles, net	715,406	847,996
Deferred tax assets	1,505,564	1,539,141
Other assets	215,917	208,827
Noncurrent assets held for sale	882,268	869,912
Total assets	11,593,752	11,277,010
Current liabilities:
Current maturities of long-term debt and lease financing obligations	17,709	23,236
Accounts payable	1,613,909	1,542,797
Accrued salaries, wages and other current liabilities	1,340,947	1,393,618
Current liabilities held for sale	32,683	37,244
Total current liabilities	3,005,248	2,996,895
Long-term debt, less current maturities	3,235,888	2,886,993
Lease financing obligations, less current maturities	37,204	41,364
Other noncurrent liabilities	643,950	706,679
Noncurrent liabilities held for sale	4,057,392	4,063,651
Total liabilities	10,979,682	10,695,582
Commitments and contingencies
Stockholders' equity:
Common stock, par value $1 per share; 1,500,000 shares authorized; shares issued and outstanding 1,053,690 and 1,047,754	1,053,690	1,047,754
Additional paid-in capital	4,839,854	4,822,665
Accumulated deficit	(5,237,157)	(5,241,210)
Accumulated other comprehensive loss	(42,317)	(47,781)
Total stockholders' equity	614,070	581,428
Total liabilities and stockholders' equity	$ 11,593,752	$ 11,277,010